Equity (Details Narrative) - USD ($)							1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 25, 2022	Oct. 27, 2021	Dec. 08, 2020	Dec. 07, 2020	Dec. 07, 2020	May 06, 2020	Dec. 17, 2021	May 21, 2021	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Apr. 20, 2022	Jan. 14, 2022	Jun. 30, 2021	May 19, 2021	Nov. 03, 2020	Aug. 27, 2020	May 08, 2020	Apr. 30, 2020	Jan. 15, 2020
Preferred Stock, Shares Authorized										10,000,000	10,000,000	10,000,000
Outstanding warrants to purchase Common Stock										11,800,000
Preferred Stock, Par Value										$ 0.0001	$ 0.001	$ 0.001
Derivative liability										$ 40,400,000	$ 0	$ 749,600					$ 750,000
Deemed dividend amount										$ 32,800,000
Weighted average remaining life stock options										4 years 9 months 29 days	5 years 4 months 6 days
Unrecognized costs related to stock options granted										$ 39,245,445	$ 48,175,745
Preferred stock, shares allocated											4,234,525
Preferred conversion face value									$ 79,990
Common stock, Issued										206,082,652	184,266,934	140,018,383
Aggregate Face Value						$ 13,235,333					$ 13,235,333
Convertible notes payable										$ 0	4,475,260	$ 1,947,945								$ 288,889
Common stock value										$ 20,608	18,426	140,018				$ 17,530,278
Other expenses											18,676,373	30,330,726
Common Stock
Preferred conversion face value									$ 33
Converson of stock, share issued									319,950
Common stock, Issued															1,428,575
Warrant share Purchase															200,000
Common Stock, Per share															$ 8.50
Aggregate Purchase price of Common share															$ 10,000,025
Private Placement [Member]
Equity classified value			$ 2,100,000
Purchase of stock			$ 2,500,000
Stock price per share			$ 0.25
Sale of stock			8,700,000
Common stock value			$ 2,175,000
Warrants to purchase			10,000,000
Exercise price			$ 2
Warrants value			$ 15,500,000
Warrants issued to placement agent			15,500,000
Other expenses			$ 13,400,000
CEO
Stock issued during period, new issues, shares														200,000
Related party advance, converted amount														$ 2,000,000
Series D Preferred Stock [Member]
Preferred stock, conversion basis	The Series D liquidation preference is equal to $10.6191 per share
Preferred stock, shares outstanding										1,177,023
Preferred Stock Issued										1,177,023												1,000,000
Preferred stock value										$ 118	$ 0
Conversion of preferred sotck							$ 3,550,747
Redeemable of preferred sotck										6,226,370
Conversion of warrant							$ 3,116,054
Conversion price per shares										$ 0.4248	$ 3.125
Dividend fixed annual rate										2.25%
Liquidation Preference share										$ 0.23893
Preferred Stock, Shares Redeemed										6,226,370
Series B Preferred Stock [Member]
Preferred Stock Issued								2,395,105
Preferred stock value								$ 6,850,000			$ 6,850,000	$ 0
Series C Preferred Stock [Member]
Preferred stock, conversion basis							The Company has valued the beneficial conversion feature of the Series C Preferred shares at $3,550,747 and the warrants at $3,116,054, therefore resulting in a deemed dividend of $7,407,407 at the time of issuance.
Preferred stock, shares outstanding											2,370,370	0
Preferred Stock Issued											2,370,370	0
Preferred stock value										$ 0	$ 237	$ 0
Conversion of preferred sotck							$ 3,550,747
Redeemable of preferred sotck											2,370,370
Deemed dividend											$ 7,407,407
Conversion of warrant							$ 3,116,054
Series C Preferred Stock [Member] | February 2022 Investors [Member]
Preferred Stock Issued	3,856,000
Preferred Stock Series C [Member]
Preferred stock, shares outstanding										6,226,370	2,370,370
Preferred Stock Issued										6,226,370	2,370,370
Series A Convertible Preferred Stock
Preferred stock, shares allocated											1,000,000
Conversion of stock, shares converted		1,000,000
Preferred stock, conversion basis										1 preferred share is convertible to 1 common share	1 Preferred share is convertible to 100 common shares
Preferred stock, shares outstanding											0	1,000,000
Converson of stock, share issued					1,000,000
Series B Convertible Preferred Stock
Preferred stock, shares allocated											2,395,105
Conversion of stock, shares converted										2,155,592
Preferred stock, conversion basis								1 preferred share is convertible to 1 common share			100,000 preferred shares are convertible to 9.9% common shares
Preferred stock, shares outstanding										239,510	2,395,105	0
Preferred stock value										$ 685,000
Redeemable of preferred sotck											2,370,370
Series B Convertible Preferred Stock | CEO
Stock issued during period, new issues, shares														200,000
Related party advance, converted amount														$ 200,000
Stock cancelled, shares																					200,000
Series B Convertible Preferred Stock | ANS
Preferred Stock Issued								2,395,105
Preferred stock value								$ 6,850,000
Business acquisition, equity Interests Issued								$ 6,850,000
Series C Convertible Preferred Stock
Preferred stock, shares allocated											2,370,370
Preferred stock, shares outstanding											2,370,370	0
Preferred Stock Issued											2,370,370	0
Series C Convertible Preferred Stock | Arena Investors LP [Member]
Preferred stock, conversion basis											1 Preferred share is convertible to 10 common shares
Preferred Stock Issued							2,370,370					0
Payment to investors amount							$ 75,000
Business acquisition, equity Interests Issued							$ 6,666,800
Conversion price per shares											$ 3.125
Preferred stock, shares designations											2,370,370
Preferred stock voting rights											1 Preferred Shares for 5,000 votes
Series D Convertible Preferred Stock
Preferred stock, conversion basis											1,000,000 shares of Series D Preferred Stock were converted into 63,711,968 shares of common stock
Preferred stock, shares outstanding											0	0
Preferred Stock Issued											0	0									1,000,000
Preferred stock voting rights											The holder of this Series of Preferred shall be entitled to vote and shall in aggregate represent 80% of the votes
Reverse stock split											500 to 1 reverse stock split upon which the amount converted will equal 80% of the issued and outstanding common per the reverse split
Series D Convertible Preferred Stock | Arena Investors LP [Member]
Preferred Stock Issued							2,370,370			1,177,023											3,000,000
Payment to investors amount	$ 75,000						$ 75,000
Business acquisition, equity Interests Issued	$ 10,845,000						6,666,800
Preferred stock, shares designations											2,370,370
Aggregate Face Value							7,407,406			$ 12,498,889
Convertible notes payable							$ 3,550,747											$ 5,610,000	$ 3,888,889
Unamortized discount										4,293,385
Series E Convertible Preferred Stock
Conversion of stock, shares converted													418,251
Preferred stock, conversion basis				543,251 shares of Series E Preferred Stock were converted into 1,086,502 shares of common stock							1 preferred share is convertible into 1,000 common shares
Preferred stock, shares outstanding											0	0
Preferred Stock Issued											0	0
Preferred conversion face value													$ 38,100
Accrued interest													$ 3,725
Preferred stock sold																							125,000
Preferred stock value																							$ 12,500
Series F Convertible Preferred Stock
Conversion of stock, shares converted					1,000,000
Preferred stock, shares outstanding											0	0
Preferred Stock Issued				1,000,000	1,000,000						0	0									1,000,000
Series G Convertible Preferred Stock
Preferred stock, conversion basis				7.5 shares of Series G Preferred Stock were converted into 6,199,135 shares of common stock
Preferred stock, shares outstanding											0	0
Preferred Stock Issued											0	0
Preferred stock, shares issued per share																					$ 7.5
Convertible Preferred Stock [Member]
Converson of stock, share issued		30,754,896
Series D Preferred Stocks [Member] | February 2022 Investors [Member]
Preferred Stock Issued	3,856,000
Deemed Dividend										3,856,000
Aggregate Face Value										$ 12,050,000